Loans and Allowance for Loan Losses - Schedule of Details on Loans of Company (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	$ 2,050,199	$ 1,758,541
Net deferred loan fees	(7,020)	(7,379)
Total loans	2,043,179	1,751,162
Less: Allowance for loan losses	(27,174)	(23,909)	$ (22,731)
Loans, net	2,016,005	1,727,253
Real Estate Portfolio Segment
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,911,886	1,655,735
Real Estate Portfolio Segment | Residential 1-4 family
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	460,692	406,667
Less: Allowance for loan losses	(6,297)	(5,156)	(4,571)
Real Estate Portfolio Segment | Multifamily
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	134,613	91,992
Less: Allowance for loan losses	(1,481)	(1,011)	(839)
Real Estate Portfolio Segment | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	701,055	661,223
Less: Allowance for loan losses	(9,753)	(9,267)	(9,541)
Real Estate Portfolio Segment | Construction
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	518,245	392,039
Less: Allowance for loan losses	(7,084)	(6,094)	(5,387)
Real Estate Portfolio Segment | Farmland
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	24,071	34,212
Less: Allowance for loan losses	(221)	(487)	(658)
Real Estate Portfolio Segment | Second mortgages
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	11,197	8,952
Less: Allowance for loan losses	(118)	(94)	(112)
Real Estate Portfolio Segment | Equity lines of credit
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	62,013	60,650
Less: Allowance for loan losses	(731)	(723)	$ (675)
Agricultural loans
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,985	1,665
Consumer installment loans | Personal
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	45,072	40,155
Consumer installment loans | Credit cards
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	3,687	3,385
Consumer installment loans | Consumer installment loans
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	48,759	43,540
Other loans
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	$ 9,324	$ 9,662